Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Total Payments
Total	$ 12,980,000	$ 12,980,000
BRAZIL | Federal Government of Brazil, Federal Revenue Secretary
Total	8,650,000	8,650,000
BRAZIL | State Government of Minas Gerais, State Treasury of Minas Gerais
Total	910,000	910,000
BRAZIL | Municipality of Itinga
Total	250,000	250,000
BRAZIL | Municipality of Aracuai
Total	590,000	590,000
BRAZIL | Federal Government of Brazil, Mining National Agency
Total	$ 2,580,000	$ 2,580,000